Taxation - Schedule of Reconciliation Between The PRC Statutory Income Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Tax rate difference from statutory rate in other jurisdictions	(37.89%)	(15.82%)	(0.25%)
Permanent difference	1.24%	2.22%	5.30%
Effect of preferential tax rates	5.15%	(3.36%)	(10.03%)
Changes in valuation allowance	(8.38%)	(7.89%)	(19.97%)
Others	9.00%	(0.15%)	(0.05%)
Effective tax rate	(5.88%)	0.00%	0.00%